Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
May 31, 2024
RET-NPRT1-0724
1.802188.120
Common Stocks - 99.2%
	Shares	Value ($)
Automobile Components - 0.3%
Automotive Parts & Equipment - 0.3%
Aptiv PLC (a)	115,000	9,574,900
Broadline Retail - 29.9%
Broadline Retail - 29.9%
Amazon.com, Inc. (a)	4,072,000	718,463,680
Dollarama, Inc.	126,900	12,010,785
eBay, Inc. (b)	464,300	25,174,346
Etsy, Inc. (a)	611,060	38,783,978
MercadoLibre, Inc. (a)(b)	26,600	45,900,428
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	458,307	37,778,246
		878,111,463
Consumer Staples Distribution & Retail - 17.9%
Consumer Staples Merchandise Retail - 15.5%
BJ's Wholesale Club Holdings, Inc. (a)(b)	929,800	81,887,486
Costco Wholesale Corp.	90,000	72,890,100
Dollar Tree, Inc. (a)	466,200	54,988,290
Target Corp.	197,600	30,857,216
Walmart, Inc.	3,246,600	213,496,416
		454,119,508
Food Retail - 2.4%
Albertsons Companies, Inc. (b)	1,045,900	21,587,376
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	498,300	29,083,800
Maplebear, Inc. (NASDAQ)	223,800	6,821,424
Sprouts Farmers Market LLC (a)	167,100	13,197,558
		70,690,158
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		524,809,666
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Hilton Worldwide Holdings, Inc.	149,000	29,889,400
Household Durables - 0.7%
Household Appliances - 0.7%
SharkNinja, Inc.	277,200	21,239,064
Interactive Media & Services - 1.1%
Interactive Media & Services - 1.1%
Pinterest, Inc. Class A (a)	758,300	31,461,867
Personal Care Products - 1.0%
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A (b)	224,800	27,731,328
Specialty Retail - 33.1%
Apparel Retail - 8.1%
American Eagle Outfitters, Inc.	969,900	21,308,703
Aritzia, Inc. (a)	2,235,000	55,836,054
Ross Stores, Inc.	215,400	30,104,304
TJX Companies, Inc.	1,264,132	130,332,009
		237,581,070
Automotive Retail - 6.4%
Lithia Motors, Inc. Class A (sub. vtg.) (b)	120,100	30,402,114
Murphy U.S.A., Inc.	78,406	34,400,633
O'Reilly Automotive, Inc. (a)	104,700	100,853,322
Valvoline, Inc. (a)(b)	568,100	23,064,860
		188,720,929
Home Improvement Retail - 12.3%
Lowe's Companies, Inc.	744,000	164,639,760
The Home Depot, Inc. (b)	587,400	196,702,638
		361,342,398
Homefurnishing Retail - 1.2%
RH (a)	102,700	27,927,211
Wayfair LLC Class A (a)	115,881	6,893,761
		34,820,972
Other Specialty Retail - 5.1%
Academy Sports & Outdoors, Inc.	218,950	12,631,226
Dick's Sporting Goods, Inc.	319,700	72,776,508
Five Below, Inc. (a)	344,800	47,627,224
JD Sports Fashion PLC	11,266,000	18,516,534
		151,551,492
TOTAL SPECIALTY RETAIL		974,016,861
Textiles, Apparel & Luxury Goods - 14.2%
Apparel, Accessories & Luxury Goods - 7.0%
adidas AG	87,100	22,059,863
Canada Goose Holdings, Inc. (a)(b)	257,600	3,723,335
Capri Holdings Ltd. (a)	41,700	1,440,735
Gildan Activewear, Inc.	549,300	21,013,612
lululemon athletica, Inc. (a)	239,957	74,864,184
LVMH Moet Hennessy Louis Vuitton SE	31,600	25,271,914
PVH Corp.	205,499	24,661,935
Tapestry, Inc. (b)	780,000	33,922,200
		206,957,778
Footwear - 7.2%
Deckers Outdoor Corp. (a)	80,300	87,841,776
NIKE, Inc. Class B	1,300,200	123,584,010
		211,425,786
TOTAL TEXTILES, APPAREL & LUXURY GOODS		418,383,564
TOTAL COMMON STOCKS (Cost $1,516,494,895)		2,915,218,113

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	28,100,467	28,106,087
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	17,408,343	17,410,084
TOTAL MONEY MARKET FUNDS (Cost $45,516,171)		45,516,171

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,562,011,066)	2,960,734,284
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(21,681,321)
NET ASSETS - 100.0%	2,939,052,963

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,903,685	147,508,944	125,306,869	214,857	327	-	28,106,087	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	51,153,922	200,670,079	234,413,917	20,471	-	-	17,410,084	0.1%
Total	57,057,607	348,179,023	359,720,786	235,328	327	-	45,516,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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